Leases - Additional information (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Presentation Of Leases For Lessee [Line Items]
Contractual capital commitments	£ 3	£ 3
Finance lease receivable decreased	15	66
Current lease liabilities	68	73
Non-current lease liabilities	565	610
Disposal groups classified as held for sale [member]
Presentation Of Leases For Lessee [Line Items]
Current lease liabilities	0	3
Non-current lease liabilities	£ 0	£ 66